Note 10 - Deposits	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
Note
10
- Deposits

Deposits and the weighted average interest rate at
December
31,
2020
and
2019
consist of the following (in thousands):

	2020		2019
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$54,202	--%	$15,775	--%
Passbook accounts	8	0.16	5	0.15
Savings accounts	1,570	0.20	1,722	0.20
Money market accounts	99,638	0.80	25,504	0.80
Certificate of deposit accounts	199,427	1.49	184,452	2.27
Total	$354,845	1.03%	$227,458	1.87%

A summary of certificates of deposit by maturity at
December
31,
2020
is as follows (in thousands):

Years ending December 31:
2021	$101,170
2022	37,688
2023	37,135
2024	16,630
2025	6,804
Total	$199,427

The aggregate amount of certificates of deposit with a minimum denomination of
$250,000
was
$29.0
million and
$29.9
million at
December
31,
2020
and
2019,
respectively.